Summary of Significant Accounting Policies - Summary of Effect of Change in Accounting Principle from LIFO to FIFO on Net Earnings (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings	$ 175,185	$ 331,365	$ 271,369	$ 122,497	$ (155,106)	$ 177,090	$ 98,282	$ 72,764	$ 900,416	$ 193,030	$ 778,564
Earnings attributable to noncontrolling interests									104,145	112,306	99,227
Net earnings attributable to Nucor stockholders	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Net earnings per share:
Basic	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.12
Diluted	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11
As Computed Under LIFO [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings									$ 810,304
Earnings attributable to noncontrolling interests									99,500
Net earnings attributable to Nucor stockholders									$ 710,804
Net earnings per share:
Basic									$ 2.22
Diluted									$ 2.22
As Computed Under FIFO [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings									$ 900,416
Earnings attributable to noncontrolling interests									104,145
Net earnings attributable to Nucor stockholders									$ 796,271
Net earnings per share:
Basic									$ 2.48
Diluted									$ 2.48
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings	$ 22,162	$ 36,881	$ 13,033	$ 18,036	$ (139,818)	$ (90,646)	$ (61,062)	$ (11,528)	$ 90,112	$ (303,054)	$ (37,226)
Earnings attributable to noncontrolling interests									4,645	(26,119)	(2,617)
Net earnings attributable to Nucor stockholders	$ 23,397	$ 35,411	$ 9,848	$ 16,811	$ (125,459)	$ (84,766)	$ (57,142)	$ (9,568)	$ 85,467	$ (276,935)	$ (34,609)
Net earnings per share:
Basic	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.10)
Diluted	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.11)